Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Data Related to our Transactions with U.S. and U.K. Governmental Agencies
The following tables present summarized data related to our transactions with U.S. and U.K governmental agencies.

Revenues and percent of consolidated revenues from major customers:
	Years ended December 31,
Dollars in millions	2020		2019		2018
U.S. government	$3,079	53%	$3,014	53%	$2,610	53%
U.K. government	$573	10%	$659	12%	$622	13%

Accounts receivable and percent of consolidated accounts receivable from major customers:
	December 31,
Dollars in millions	2020		2019
U.S. government receivables percentage	$501	56%	$484	52%
U.K. government receivables percentage	$47	5%	$44	5%

Schedule of Other Current Assets	The components of "Other current assets" on our consolidated balance sheets as of December 31, 2020 and 2019 are presented below:

	December 31,
Dollars in millions	2020	2019
Prepaid expenses	$71	$65
Value-added tax receivable	22	37
Advances to subcontractors	10	20
Other miscellaneous assets	18	24
Total other current assets	$121	$146

Components of Other Current Liabilities	The components of "Other current liabilities" on our consolidated balance sheets as of December 31, 2020 and 2019 are presented below:

	December 31,
Dollars in millions	2020	2019
Current maturities of long-term debt	$12	$27
Reserve for estimated losses on uncompleted contracts	16	10
Retainage payable	22	41
Income taxes payable	16	25
Restructuring reserve	32	—
Value-added tax payable	29	36
Dividend payable	14	11
Other miscellaneous liabilities	52	36
Total other current liabilities	$193	$186

Schedule of Impact of New Accounting Pronouncements	We recognized the cumulative effect of initially applying ASC Topic 606 for our unconsolidated affiliates as an adjustment to our assets and retained earnings in the balance sheet as of January 1, 2019, as follows:

	Balance at	Adjustments Due to	Balance at
Dollars in millions	December 31, 2018	ASC 606	January 1, 2019
Assets
Equity in and advances to unconsolidated affiliates	$724	$29	$753

Shareholders' equity
Retained Earnings	1,235	29	1,264